Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (334,916)	$ (302,166)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(119,196)	(162,803)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(43,388)	(26,624)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(172,332)	(112,739)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(334,513)	(253,617)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	22,956	(23,616)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(24,194)	(24,236)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 836	$ (697)